Income Tax Expense - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1, 2014	$ 20,304
Increase for positions related to the current period	3,822
Decrease related to statute of limitations	(972)
Balance of unrecognized tax benefits as at June 30, 2014	$ 23,154